Personnel costs - Cumulative outstanding rights (Details) - Right					7 Months Ended	12 Months Ended		19 Months Ended	31 Months Ended	43 Months Ended
	Jun. 05, 2018	May 26, 2017	Jun. 09, 2016	Jun. 09, 2015	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018
Reconciliation of outstanding share rights
Outstanding at beginning of period						3,175,448	2,701,546
Outstanding at end of period					3,333,478	3,333,478	3,175,448	3,333,478	3,333,478	3,333,478
Cash based programs
Reconciliation of outstanding share rights
Outstanding at beginning of period							10,169
Outstanding at end of period					220,833	220,833		220,833	220,833	220,833
LTI 2018
Reconciliation of outstanding share rights
Allocated, at grant date	1,765,100
Forfeited					(221,914)
Exercised					(60,766)
Outstanding at end of period					1,482,420	1,482,420		1,482,420	1,482,420	1,482,420
LTI 2018 | Cash based programs
Reconciliation of outstanding share rights
Outstanding at end of period					86,472	86,472		86,472	86,472	86,472
LTI 2017
Reconciliation of outstanding share rights
Allocated, at grant date		1,432,558
Outstanding at beginning of period						1,373,574
Allocated, compensation for dividend						47,647		47,647
Forfeited						(207,918)		(261,081)
Exercised						(163,285)		(169,106)
Outstanding at end of period					1,050,018	1,050,018	1,373,574	1,050,018	1,050,018	1,050,018
LTI 2017 | Cash based programs
Reconciliation of outstanding share rights
Outstanding at end of period					67,391	67,391		67,391	67,391	67,391
LTI 2016
Reconciliation of outstanding share rights
Allocated, at grant date			1,324,968
Outstanding at beginning of period						1,065,265	1,195,370
Allocated, compensation for dividend						38,640			104,845
Allocated, compensation for new issue									37,211
Forfeited						(157,399)			(507,560)
Exercised						(145,466)			(158,424)
Outstanding at end of period					801,040	801,040	1,065,265	801,040	801,040	801,040
LTI 2016 | Cash based programs
Reconciliation of outstanding share rights
Outstanding at end of period					66,970	66,970		66,970	66,970	66,970
LTI 2015
Reconciliation of outstanding share rights
Allocated, at grant date				1,241,935
Outstanding at beginning of period						736,609	837,616
Allocated, compensation for dividend						(159)				119,953
Allocated, compensation for new issue										26,210
Forfeited						(280,067)				(920,505)
Exercised						(456,383)				(467,593)
Outstanding at end of period							736,609
LTI 2014
Reconciliation of outstanding share rights
Outstanding at beginning of period							668,560
Outstanding at end of period